SHARED SERVICES AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Shared Services Agreement [Abstract]
SHARED SERVICES AGREEMENT
NOTE 4 - SHARED SERVICES AGREEMENT

In connection with the Merger, the Company entered into a Shared Services Agreement (“Shared Services Agreement”) with Walker Digital Management (“WDM”), which became effective at the closing of the Merger. The cost of such services varies monthly based on the terms of the Shared Services Agreement. The incurred expenses prior to the Closing of the Merger, including but not limited to executive compensation, information technology services and supplies, administrative and general services and supplies and rent and utilities, are based either on specific attribution of those expenses or, where necessary and appropriate, based on the Company’s best estimate of an appropriate proportional allocation.

The following table represents expenses incurred under the Shares Services Agreement and contributed by WDM on behalf of the Company:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
(dollars in thousands)
Operating Expenses:
Compensation Expenses (1)	$(1)	$79	$8	$172
Rent and utilities	26	22	53	48
Office services and supplies	5	10	13	13
Telephone	4	2	7	4
Other	12	(3)	20	3
Insurance	-	-	-	1
Total Operating Expenses	$46	$110	$101	$241

(1)
Compensation expenses are net of services charged to WDM. During the three months ended June 30, 2014, and 2013, the Company charged approximately $26,000 and $0 of expenses, respectively, and during the six months ended June 30, 2014, and 2013, the Company charged approximately $42,000 and $0 of expenses, respectively related to such services.

As of June 30, 2014 and December 31, 2013, due from WDM included in prepaid and other current assets on the condensed consolidated balance sheets was $11,000 and $19,000, respectively.

NOTE 4 – SHARED SERVICES AGREEMENT

In connection with the Merger, the Company entered into a Shared Services Agreement (“Shared Services Agreement”) with Walker Digital Management (“WDM”), which became effective at the closing of the Merger. The cost of such services varies monthly based on the terms of the Shared Services Agreement. The incurred expenses prior to the Closing of the Merger, including but not limited to executive compensation, information technology services and supplies, administrative and general services and supplies and rent and utilities, are based either on specific attribution of those expenses or, where necessary and appropriate, based on the Company’s best estimate of an appropriate proportional allocation.

The following table represent expenses contributed by WDM on behalf of the Company and expenses incurred under the Shares Services Agreement:

(dollars in thousands)	Year Ended December 31, 2013	Year Ended December 31, 2012
Operating Expenses
Compensation Expenses(1)	$784	$2,338
Rent and Utilities	101	118
Office Services and Supplies	44	25
Telephone	10	10
Other	4	10
Insurance	1	5
Total Operating Expenses	$944	$2,506

(1) Compensation expenses are net of services charged to WDM. During the year ended December 31, 2013, and 2012, the Company charged approximately $22,000 and $0 of expenses, respectively, related to such services.

As of December 31, 2013 and 2012, due from WDM included in prepaid and other assets on the consolidated balance sheets was $19,149 and $0, respectively.